Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Merchants & Marine Bancorp, Inc.
Entity Central Index Key	0001432405
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 45,000,000
Entity Common Stock, Shares Outstanding		1,330,338

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 72,797,389	$ 20,010,142
Federal funds sold	97,000	3,147,000
Securities:
Available-for-sale at fair value	111,755,320	116,333,500
Held-to-maturity at amortized cost	93,132,029	112,981,596
Non-marketable equity securities	900,060	900,060
Loans	238,016,070	219,779,834
Less:
Allowance for loan losses	3,744,819	3,268,217
Unearned income	9,139	41,271
Loans, net	234,262,112	216,470,346
Property and equipment, net	17,661,027	15,727,476
Other real estate owned	5,615,468	2,275,723
Accrued income	2,553,933	2,401,057
Goodwill, net	2,974,824	880,398
Other assets	13,683,686	12,267,658
Total assets	555,432,848	503,394,956
Deposits:
Non-interest bearing demand	90,034,763	79,614,176
Interest bearing savings, demand and other time deposits	386,032,877	348,586,934
Total deposits	476,067,640	428,201,110
Securities sold under agreements to repurchase	12,275,294	13,729,528
Accrued expense and other liabilities	12,446,480	9,113,767
Total liabilities	500,789,414	451,044,405
STOCKHOLDERS' EQUITY
Common stock - $2.50 par value per share, 5,000,000 shares authorized, 1,330,338 shares issued and outstanding	3,325,845	3,325,845
Surplus	14,500,000	14,500,000
Retained earnings	41,349,035	39,013,928
Accumulated other comprehensive loss	(4,531,446)	(4,489,222)
Total stockholders' equity	54,643,434	52,350,551
Total liabilities and stockholders' equity	$ 555,432,848	$ 503,394,956

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 2.5	$ 2.5
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	1,330,338	1,330,338
Common stock, shares outstanding	1,330,338	1,330,338

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 13,683,128	$ 14,030,856	$ 14,100,737
Interest on investment securities:
Taxable	5,733,234	5,255,077	5,575,643
Exempt from federal and state income tax	1,026,922	718,925	431,597
Interest on federal funds sold	77,216	59,957	53,167
Other interest income	23,896	93,556	2,043
Total interest income	20,544,396	20,158,371	20,163,187
Interest expense
Interest on deposits	3,017,027	3,586,035	4,957,500
Interest on federal funds purchased and securities sold under agreements to repurchase	25,966	23,587	39,592
Total interest expense	3,042,993	3,609,622	4,997,092
Net interest income	17,501,403	16,548,749	15,166,095
Provision for loan losses	2,454,756	1,027,127	780,890
Net interest income after provision for loan losses	15,046,647	15,521,622	14,385,205
Non-interest income
Service charges on deposit accounts	4,590,068	4,452,383	4,155,103
Other service charges, commissions and fees	1,305,086	1,085,112	1,044,066
Gain on sale of securities	536,821	365,401
Gain on sale of other real estate owned		955,615	47,279
Other	798,373	700,160	925,622
Total non-interest income	7,230,348	7,558,671	6,172,070
Non-interest expense
Salaries and employee benefits	7,459,239	7,677,966	7,654,312
Occupancy expense	2,903,638	2,985,133	3,205,066
Services and fees expense	1,676,467	1,761,635	1,141,629
Loss on sale of other real estate owned	22,073
Advertising expense	401,108	333,873	288,411
Other	4,294,407	3,858,028	3,521,616
Total non-interest expense	16,756,932	16,616,635	15,811,034
Income before income taxes	5,520,063	6,463,658	4,746,241
Income taxes	1,389,000	1,548,000	1,435,000
Net income	$ 4,131,063	$ 4,915,658	$ 3,311,241
Net income per common share	$ 3.11	$ 3.7	$ 2.49

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 4,131,063	$ 4,915,658	$ 3,311,241
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available-for-sale	1,928,415	(2,133,264)	(327)
Unrealized gain (loss) on pension plan assets	(1,970,638)	45,493	409,082
Comprehensive income	$ 4,088,840	$ 2,827,887	$ 3,719,996

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008		$ 3,325,845	$ 14,500,000	$ 34,045,240	$ (2,810,206)
Balance, shares at Dec. 31, 2008		1,330,338
Net income	3,311,241			3,311,241
Cash dividends, $1.35 per share for the year 2009, 2010 and 2011 respectively				(1,795,957)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes of ($168), ($1,098,954) and $993,426 for the year 2009, 2010 and 2011 respectively	(327)				(327)
Change in unrealized gain (loss) on pension plan, net of taxes of $210,739, $23,435 and ($1,015,177) for the year 2009, 2010 and 2011 respectively	409,082				409,082
Balance, December 31, 2009, as originally reported		3,325,845	14,500,000	35,560,524	(2,401,451)
Balance, December 31, 2009, as originally reported, shares		1,330,338
Prior period adjustment of $333,702 (see Note 17)				333,702
Balance at Dec. 31, 2009		3,325,845	14,500,000	35,894,226	(2,401,451)
Balance, shares at Dec. 31, 2009		1,330,338
Net income	4,915,658			4,915,658
Cash dividends, $1.35 per share for the year 2009, 2010 and 2011 respectively				(1,795,956)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes of ($168), ($1,098,954) and $993,426 for the year 2009, 2010 and 2011 respectively	(2,133,264)				(2,133,264)
Change in unrealized gain (loss) on pension plan, net of taxes of $210,739, $23,435 and ($1,015,177) for the year 2009, 2010 and 2011 respectively	45,493				45,493
Balance at Dec. 31, 2010	52,350,551	3,325,845	14,500,000	39,013,928	(4,489,222)
Balance, shares at Dec. 31, 2010		1,330,338
Net income	4,131,063			4,131,063
Cash dividends, $1.35 per share for the year 2009, 2010 and 2011 respectively				(1,795,956)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes of ($168), ($1,098,954) and $993,426 for the year 2009, 2010 and 2011 respectively	1,928,415				1,928,414
Change in unrealized gain (loss) on pension plan, net of taxes of $210,739, $23,435 and ($1,015,177) for the year 2009, 2010 and 2011 respectively	(1,970,638)				(1,970,638)
Balance at Dec. 31, 2011	$ 54,643,434	$ 3,325,845	$ 14,500,000	$ 41,349,035	$ (4,531,446)
Balance, shares at Dec. 31, 2011		1,330,338

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings
Cash dividends per share	$ 1.35	$ 1.35	$ 1.35
Accumulated Other Comprehensive Income (Loss)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes	$ 993,426	$ (1,098,954)	$ (168)
Change in unrealized gain (loss) on pension plan, net of taxes	$ (1,015,177)	$ 23,435	$ 210,739

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,131,063	$ 4,915,658	$ 3,311,241
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,266,468	1,395,506	1,446,905
Provision for loan losses	2,454,756	1,027,127	780,890
Writedowns on real estate owned			80
(Accretion) amortization of securities premium/discount	178,151	122,445	2,053
(Gain) loss on sale of assets	22,073	(962,365)	(47,279)
(Gain) on sale of securities	(536,821)	(365,401)
(Increase) decrease in accrued income	(34,109)	98,582	586,894
(Increase) in interest payable	(94,148)	(108,596)	(413,805)
Other, net	(977,193)	1,835,120	(2,479,986)
Net cash provided by operating activities	6,410,240	7,958,076	3,186,993
CASH FLOWS FROM INVESTING ACTIVITIES:
Net (increase) decrease in federal funds sold and securities purchased under agreements to resell	3,050,000	13,303,000	(5,411,000)
Proceeds from sales and maturities of securities available-for-sale	227,599,272	100,232,140	51,065,000
Purchases of securities available-for-sale	(216,132,217)	(186,093,370)	(54,156,709)
Proceeds from maturities of securities held-to-maturity	42,090,000	133,145,000	126,792,593
Purchases of securities held-to-maturity	(22,528,927)	(102,305,295)	(124,236,466)
Purchase of non-marketable equity securities			(300,000)
Net (increase) decrease in loans	8,294,295	(10,783,494)	(11,644,680)
Purchases of property and equipment	(453,920)	(113,037)	(475,507)
Proceeds from sale of assets	402,577	1,382,972	221,400
Cash received from acquisition of Alabama branches - net of cash paid	11,539,459
Net cash provided (used) by investing activities	53,860,539	(51,232,084)	(18,145,369)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	(4,233,342)	45,333,097	15,622,900
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	(1,454,234)	5,295,896	(2,483,335)
Dividends paid	(1,795,956)	(1,795,956)	(1,795,957)
Net cash provided (used) by financing activities	(7,483,532)	48,833,037	11,343,608
Net increase (decrease) in cash and due from banks	52,787,247	5,559,029	(3,614,768)
Cash and due from banks, beginning	20,010,142	14,451,113	18,065,881
Cash and due from banks, ending	72,797,389	20,010,142	14,451,113
Cash paid during the year for:
Interest	3,137,141	3,718,218	5,410,897
Income taxes	1,830,000	900,000	1,680,000
Assets acquired:
Investments and related accrued income	3,319,870
Loans receivable and accrued income	30,585,020
Property and equipment	2,746,099
Other real estate	1,811,786
Intangible and other assets	2,094,426
Total non-cash assets acquired	40,557,201
Deposit liabilities and accrued expenses assumed	52,096,660
Cash received from acquisition - net of cash paid	$ 11,539,459

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations:

Merchants & Marine Bancorp, Inc. (the “Bancorp”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, Merchants & Marine Bank (the “Bank”). The Bancorp generates commercial, mortgage and consumer loans and receives deposits from customers located in Jackson and George Counties in Mississippi and Baldwin and DeKalb Counties in Alabama. The Bancorp operates under a state bank charter and provides full banking services. As a state bank, the Bancorp is subject to regulation by the Mississippi Department of Banking and Consumer Finance, the Federal Deposit Insurance Corporation, Securities Exchange Commission, and the Federal Reserve Bank.

The Bancorp is locally owned and strongly community oriented. The Bancorp’s goal is to offer all the products and services of the larger banks and multi-bank holding corporations, while maintaining the personalized, local service of a community bank.

Basis of Consolidation:

The consolidated financial statements include the accounts of Merchants & Marine Bancorp, Inc. and its wholly-owned subsidiary, Merchants & Marine Bank, after elimination of all material intercompany transactions and balances.

Use of Estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The determination of the allowance for loan losses is a material estimate that is particularly subject to significant change in the economic environment and market conditions. In connection with the determination of the estimated losses on loans, management obtains independent appraisals for significant collateral.

The Bancorp’s loans are generally secured by specific items of collateral including real property, consumer assets and business assets.

While management uses available information to recognize losses on loans, further reductions in the carrying amounts of loans may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the estimated losses on loans. Such agencies may require the Bancorp to recognize additional losses based on their judgments about information available to them at the time of their examination. Because of these factors, it is reasonably possible that the estimated losses on loans may change materially in the near term. However, the amount of the change that is reasonably possible cannot be estimated.

Cash and Cash Equivalents:

For the purpose of presentation in the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand and amounts due from banks.

Securities:

Securities have been classified into one of three categories: trading, held-to-maturity or available-for-sale. Management determines the appropriate classification of debt and equity securities at the time of purchase and re-evaluates this classification periodically. Trading account securities are held for resale in anticipation of short-term market movements. Debt securities are classified as held-to-maturity when management has the positive intent and ability to hold the securities to maturity. Securities not classified as held-to-maturity or trading are classified as available-for-sale. The Bancorp had no trading securities during the three-year period ended December 31, 2011. Held-to-maturity securities are stated at amortized cost. Debt and equity securities available-for-sale are stated at fair value, with unrealized gains and losses, net of income taxes, reported as a separate component of stockholders’ equity until realized.

The amortized cost of debt securities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity over the estimated life of the security. Amortization, accretion and accrued interest are included in interest on investment securities. Realized gains and losses and declines in fair value judged to be other-than-temporary are included in net security gains (losses). Gains and losses on the sale of securities available-for-sale are determined using the specific identification method.

The Bancorp also holds non-marketable securities. These securities are restricted and do not have readily determinable fair values. These securities are carried at their acquisition cost and are accounted for by the cost method.

Loans:

Loans are stated at the amount of unpaid principal. Interest on commercial and real estate mortgage loans is accrued and credited to income based on the principal amount outstanding. Income on installment loans is credited to income based on a method that approximates the interest method. The accrual of interest on loans is discontinued once the loan reaches 90 days past due. Upon such discontinuance, all unpaid accrued interest is reversed and payments subsequently received are applied first to principal. Interest income is recorded after principal has been satisfied and as payments are received. Loans are returned to accrual status when all the principal and interest contractually due are brought current and future amounts are reasonably assured.

Loans (continued):

A loan is considered impaired when, based on current information and events, it is probable that the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. A valuation allowance is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bancorp does not separately identify individual consumer and residential loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Loan origination fees are recognized as income when received. Revenue from these fees is not material to the financial statements.

Allowance for Loan Losses:

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the remaining loan balance will go uncollected. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

Non-Accrual Policy

It is the bank’s policy to cease the accrual of interest on any loan when principal or interest are in default for 90 days or more, unless the loan is well secured and in the process of collection.

Loan Collection Policy

All loans are considered past due one day beyond the payment due date. However, when a loan becomes fifteen days past due a late notice is mailed.

Loan Impairment Policy

Loans are considered to impaired using a number of factors including but not limited to, loans on the bank’s internal watch list, large loans classified, i.e., watch, substandard, doubtful, exposure size, non-accrual status, etc. A loan determined to be impaired is then measured for impairment using the guidelines set forth in ASC 310-40.

Property and Equipment, Net:

Property and equipment are stated at cost, less accumulated depreciation. The provision for depreciation is computed by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the term of the lease or the asset’s useful life.

Other Real Estate Owned:

Real estate properties acquired through or in lieu of loan foreclosure are initially recorded at the lower of cost or fair value less estimated selling costs at the date of foreclosure. Fair value is based primarily on independent appraisals and other relevant factors. Any write-downs based on the asset’s fair value at the date of acquisition are charged to the allowance for loan losses. After foreclosure, valuations are periodically performed by management and any subsequent write-downs are recorded as a charge to operations, if necessary, to reduce the carrying value of a property to the lower of its cost or fair value less cost to sell. Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed and included in non-interest expense. The portion of interest costs relating to development of real estate is capitalized.

Goodwill:

Goodwill represents costs in excess of the fair value of net assets acquired in connection with purchase business combinations. The Bancorp tests its goodwill for impairment annually. If indicators of impairment were present in goodwill and undiscounted future cash flows were not expected to be sufficient to recover the asset’s carrying amount, an impairment loss would be charged to expense in the period identified. No impairment charges were recognized during the three years ended December 31, 2011.

Income Taxes:

Provisions for income taxes are based on taxes payable or refundable for the current year (after exclusion of non-taxable income such as interest on state and municipal securities) and deferred taxes on temporary differences between the amount of taxable and pretax financial income and between the tax basis of assets and liabilities and their reported amounts in the financial statements. Deferred taxes on temporary differences are calculated at the currently enacted tax rates applicable to the period in which the deferred tax assets, liabilities, income or expense are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Comprehensive Income:

Comprehensive income includes net income and other comprehensive income which, in the case of the Bancorp, includes unrealized gains and losses on securities available-for-sale and the gains or losses and prior service cost or credits that arise during the period related to the Bancorp’s defined benefit pension plan but are not recognized as components of net periodic benefit cost. All items of comprehensive income are stated net of tax.

Fair Value Measurements:

The Bancorp records fair value measurements using a specified hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs). The following summarizes the fair value hierarchy:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical securities.

•

Level 2 inputs include quoted prices for similar securities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the investments. Such inputs include market interest rates, volatilities and yield curves.

•

Level 3 inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement including the reporting entity’s own assumptions in determining the fair value of the investment.

Fair Value Measurements (continued):

The Bancorp uses observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within the fair value measurement is categorized based on the lowest level input that is significant to the fair value measurements. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2. SECURITIES

The amortized cost of securities and their estimated fair values are as follows (dollars in thousands):

	Sept	Sept	Sept	Sept	Sept	Sept	Sept	Sept
	December 31, 2011				December 31, 2010
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Available-for-sale:
US Government Agency Funds	$108,535	145	(231)	108,449	119,168	5	(2,956)	116,217
Mortgage-backed securities	2,546	3	(1)	2,548	—	—	—	—
State, county and municipal securities	587	—	—	587	—	—	—	—
Equity securities	72	99	—	171	72	45	—	117

Total	$111,740	247	(232)	111,755	119,240	50	(2,956)	116,334

Held-to-maturity:
US Government Agency Funds	$42,505	452	—	42,957	83,157	1,219	—	84,376
State, county and municipal securities	50,627	2,090	(110)	52,607	29,825	587	(399)	30,013

Total	$93,132	2,542	(110)	95,564	112,982	1,806	(399)	114,389

The amortized cost and estimated fair value of securities held-to-maturity and available-for-sale at December 31, 2011 by contractual maturity are as follows (dollars in thousands):

	September 30,	September 30,	September 30,	September 30,
	Available-For-Sale		Held-To-Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Amounts maturing in:
One year or less	$276	375	2,674	2,696
After one year through five years	1,917	1,918	46,610	47,707
After five years through ten years	109,443	109,358	24,892	25,936
Greater than ten years	104	104	18,956	19,225

	$111,740	111,755	93,132	95,564

Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of available-for-sale securities were approximately $81,496,506 in 2011, including a realized gain of $536,821. Proceeds from sales of available-for-sale securities were approximately $38,052,000, in 2010 including a realized gain of $365,401. There were no sales of securities in 2009.

Securities with a carrying value of approximately $141,920,442 and $130,295,000, respectively, were pledged at December 31, 2011 and 2010 to secure certain deposits. Information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time that individual securities have been in a continuous loss position follows (dollars in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Less Than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

December 31, 2011:
US Government Agency Funds	$46,876	(231)	—	—	46,876	(231)
Mortgage-backed securities	674	(1)	—	—	674	(1)
State, county and municipal securities	9,697	(110)	—	—	9,697	(110)

Total	$57,247	(342)	—	—	57,247	(342)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Less Than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

December 31, 2010:
US Government Agency Funds	$101,212	(2,956)	—	—	101,212	(2,956)
State, county and municipal securities	9,786	(399)	—	—	9,786	(399)

Total	$110,998	(3,355)	—	—	110,998	(3,355)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and to the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Bancorp to retain its investments in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2011, the 39 debt securities with unrealized losses have depreciated 0.59% from the Bancorp’s amortized cost basis. These securities are guaranteed by either the U.S. Government or other governments. These unrealized losses relate principally to current interest rates for similar types of securities and not credit quality. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition. As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other-than-temporary.

The Bancorp also holds non-marketable equity securities. These securities are restricted and do not have readily determinable market values. These securities are carried at their acquisition cost and are accounted for by the cost method.

The acquisition cost of these non-marketable securities as of December 31, 2011 and 2010 are as follows:

	September 30,	September 30,
	2011	2010

Beginning balance	$900,060	900,060
Purchases of non-marketable equity securities	—	—

Ending balance	$900,060	900,060

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3. LOANS

Loans outstanding at December 31, 2011 and 2010, by major lending classification, were as follows (in thousands):

	September 30,	September 30,
	2011	2010

Loans secured by real estate:
Construction	$34,887	28,111
Farmland	971	1,708
Revolving, open-end secured by 1-4 family residential property	2,579	1,021
1-4 family residential properties	48,228	43,568
Multifamily (5 or more) residential properties	447	398
Nonfarm nonresidential properties	89,643	83,461
Commercial and industrial	26,208	27,210
Loans to individuals for household, family and other personal expenditures	31,163	29,544
Municipal and government	2,547	3,670
Other	1,343	1,089

	$238,016	219,780

Major loan classifications by age for the year ended December 31, 2011 and 2010, is as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	30-89 Days Past Due	90 or More Days Past Due - Still Accruing	90 or More Days Past Due - Non Accrual	Total Past Due	Current	Total Loans
December 31, 2011:
Residential	$3,076	—	1,028	4,104	82,037	86,141
Non-Residential	4,961	89	1,694	6,744	83,870	90,614
Commercial	1,706	8	265	1,979	26,776	28,755
Consumer	2,360	114	143	2,617	29,889	32,506

	$12,103	211	3,130	15,444	222,572	238,016

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	30-89 Days Past Due	90 or More Days Past Due - Still Accruing	90 or More Days Past Due - Non Accrual	Total Past Due	Current	Total Loans
December 31, 2010:
Residential	$559	—	110	669	72,429	73,098
Non-Residential	1,846	—	3,556	5,402	79,767	85,169
Commercial	4,485	—	130	4,615	26,265	30,880
Consumer	2,886	189	121	3,196	27,437	30,633

	$9,776	189	3,917	13,882	205,898	219,780

Changes in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	September 30,	September 30,	September 30,
	2011	2010	2009

Balance, January 1,	$3,268	3,100	3,100
Recoveries	536	646	337
Loans charged off	(2,514)	(1,505)	(1,118)
Provision for loan losses	2,455	1,027	781

Balance, December 31,	$3,745	3,268	3,100

Changes in the allowance for loan losses by major loan classifications for the year ended December 31, 2011 and 2010 are as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Residential	Non- Residential	Consumer	Commercial	Alabama Acquisition	Total
December 31, 2011:
Beginning Balance	$392	2276	541	59	—	3,268
Charge-Offs	(327)	(1457)	(698)	(32)	—	(2,514)
Recoveries	10	187	336	3	—	536
Provision	496	888	321	272	478	2,455

Ending Balance	$571	1894	500	302	478	3,745

Ending Balance: individually evaluated for impairment	$93	965	—	268	—	1,326

Ending Balance: collectively evaluated for impairment	$478	929	500	34	478	2,419

	September 30,	September 30,	September 30,	September 30,	September 30,
	Residential	Non- Residential	Consumer	Commercial	Total
December 31, 2010:
Beginning Balance	$392	1511	977	220	3,100
Charge-Offs	(68)	(268)	(1022)	(147)	(1,505)
Recoveries	8	8	507	123	646
Provision	60	1025	79	(137)	1,027

Ending Balance	$392	2276	541	59	3,268

Ending Balance: individually evaluated for impairment	$99	1579	—	—	1,678

Ending Balance: collectively evaluated for impairment	$293	697	541	59	1,590

At December 31, 2011 and 2010, the carrying amounts of nonaccrual loans, which are considered for impairment analysis were $3,129,517 and $3,916,546, respectively. When a loan is deemed impaired, the full difference between the carrying amount of the loan and the most likely estimate of the asset’s fair value less cost to sell, is assessed for allowance. At December 31, 2011 and 2010, specifically evaluated impaired loans totaled $13,767,980 and $5,788,306, respectively. The average carrying amounts of specifically evaluated impaired loans for 2011, 2010 and 2009 were $8,276,016, $3,486,377 and $2,188,012, respectively. The Bancorp had $1,326,496, $1,677,759 and $1,130,179 of specific allowance related to impaired loans at December 31, 2011, 2010 and 2009, respectively. The amount of interest that would have been recorded on nonaccrual loans had the loans not been classified as nonaccrual in 2011, 2010 and 2009, was $289,161, $266,909 and $826,345, respectively. No material interest income was recognized on impaired or nonaccrual loans for the years ended December 31, 2011, 2010 and 2009.

Transfers from loans to other real estate owned amounted to approximately $1,953,000, $468,000 and $2,135,000 for the years ended 2011, 2010 and 2009, respectively.

The Bancorp’s lending activities are concentrated in Jackson and George Counties in Mississippi and Baldwin and DeKalb Counties in Alabama.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2011 and 2010 are stated at cost less accumulated depreciation as follows (in thousands):

	September 30,	September 30,
	2011	2010

Land and buildings	$22,194	19,389
Furniture and equipment	5,574	5,179

	27,768	24,568
Accumulated depreciation	(10,107)	(8,840)

Net property and equipment	$17,661	15,728

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $1,266,468, $1,395,506 and $1,446,905, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 5. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Bancorp’s deferred tax assets and liabilities as of December 31, 2011 and 2010 are as follows (in thousands):

	September 30,	September 30,
	2011	2010
Deferred tax assets:
Provision for loan losses not currently deductible	$958	890
Write-down of other real estate not currently deductible	627	224
Deferred compensation	1,745	1,655
Loan origination costs not currently deductible	331	318
Accrued interest on non-accrual loans	98	91
Underfunded pension	468	835
Losses on defined benefit plan assets	2,340	1,325
Unrealized losses on securities available-for-sale	—	988

Gross deferred tax asset	6,567	6,326

	2011	2010
Deferred tax liabilities:
Book basis of fixed assets greater than tax	(2,815)	(2,851)
Discount accretion	64	(10)
Prepaid pension obligation	(703)	—
Unrealized gains on securities available-for-sale	(5)	—

Gross deferred tax liability	(3,459)	(2,861)

Net deferred tax asset	$3,108	3,465

The Bancorp has evaluated the need for a valuation allowance and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

Income taxes consisted of the following components for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	September 30,	September 30,	September 30,
	2011	2010	2009

Currently payable	$1,948	1,946	1,519
Deferred	(559)	(398)	(84)

Total income taxes	$1,389	1,548	1,435

Income taxes amounted to less than the amounts computed by applying the U.S. Federal income tax rate of 34% to income before taxes. The reasons for the differences for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Taxes computed at statutory rate	$1,877	34.0	2,198	34.0	1,614	34.0
Increase (decrease) in taxes resulting from:
Tax exempt life insurance income (net of expense)	(83)	(1.5)	(151)	(2.3)	(61)	(1.3)
Tax exempt interest income	(317)	(5.7)	(300)	(4.6)	(141)	(3.0)
Tax credits available	—	—	(181)	(2.8)	—	—
Miscellaneous permanent differences	(88)	(1.6)	(18)	(0.3)	23	0.5

	$1,389	25.2	1,548	24.0	1,435	30.2

The Bancorp adopted policies for income taxes which prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken on income tax returns. There were no material uncertain tax positions at December 31, 2011. The Bancorp does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months.

It is the Bancorp’s policy to recognize interest and penalties accrued relative to unrecognized tax benefits in income tax expense. As of December 31, 2011, no interest or penalties were accrued on the Bancorp’s Consolidated Balance Sheet.

The Bancorp and its subsidiary file consolidated income tax returns with federal and Mississippi taxing authorities. Its filed income tax returns are no longer subject to examination by taxing authorities for years prior to 2008.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits/Regulatory Capital [Abstract]
DEPOSITS

NOTE 6. DEPOSITS

Deposit account balances at December 31, 2011 and 2010 are summarized as follows (in thousands):

	September 30,	September 30,
	2011	2010

Non-interest bearing demand	$90,035	79,614
Interest bearing demand	205,090	190,373
Savings	50,059	44,056
Certificates of deposit	130,884	114,158

Total deposits	$476,068	428,201

Certificates by contractual maturity as of December 31, 2011 are as follows (in thousands):

September 30,
2012	$79,928
2013	18,006
2014	4,858
2015	1,082
2016	18,174
Thereafter	8,836

$130,884

Certificates of deposit in excess of $100,000 aggregated approximately $70,847,000 and $56,773,000 at December 31, 2011 and 2010, respectively. Interest expense on these certificates amounted to approximately $852,000 and $971,000 for the years ended December 31, 2011 and 2010, respectively.

Overdrawn demand deposits reclassified as loans totaled approximately $1,328,000 and $532,000 at December 31, 2011 and 2010, respectively.

Lines of Credit	12 Months Ended
Dec. 31, 2011
Lines of Credit [Abstract]
LINES OF CREDIT

NOTE 7. LINES OF CREDIT

The Bancorp has established various lines of credit with financial institutions, allowing for maximum borrowings of $27,800,000 at rates determined by the lender when borrowed. At December 31, 2011 and 2010, the Bancorp had no outstanding balance on these lines of credit.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8. EMPLOYEE BENEFIT PLANS

The Bancorp has a non-contributory pension plan covering all employees who qualify under length of service and other requirements. The plan calls for benefits to be paid to eligible employees at retirement based primarily upon years of service and average earnings for the five consecutive plan years which produce the highest average. Data relative to the pension plan as of December 31, 2011, 2010 and 2009 follows (in thousands):

	September 30,	September 30,	September 30,
	December 31,
	2011	2010	2009
Reconciliation of benefit obligation:
Projected benefit obligation at beginning of period	$11,794	10,660	9,662
Service cost	382	405	320
Interest cost	598	601	587
Actuarial loss	2,932	519	439
Distributions	(466)	(391)	(348)

Projected benefit obligation at end of period	15,240	11,794	10,660

Reconciliation of plan assets:
Fair value of plan assets at beginning of period	9,337	8,753	7,830
Actual return on plan assets	528	1,082	1,355
Employer Contributions	582	—	—
Benefit payments	(466)	(391)	(348)
Expenses	(116)	(107)	(84)

Fair value of plan assets at end of period	9,865	9,337	8,753

Funded status, included in other liabilities	$(5,375)	(2,457)	(1,907)

Amounts recognized in accumulated other comprehensive income:
Net loss	$6,882	3,896	3,965

Net periodic pension expense:
Service cost	$382	406	320
Interest cost	598	601	587
Actual gain on plan assets	(725)	(660)	(549)
Amortization of loss	258	272	336

Net periodic pension cost	$513	619	694

The accumulated benefit obligation for the defined benefit plan was $13,868,551 and $11,072,217 at December 31, 2011 and 2010, respectively.

	September 30,	September 30,	September 30,
	2011	2010	2009
Rate assumptions:
Discount rate	4.15%	5.19%	5.77%
Long term rate of investment return	7.75%	7.75%	7.75%
Rate of compensation increase	4.00%	4.00%	4.00%

The investment portfolio objective is to seek a balance of investment risk and return by investing in fixed income and equities using tactical asset allocation. In addition, the portfolio seeks to meet current beneficiary liabilities while at the same time grow the principal of the portfolio through price appreciation, dividend income and interest income. The Bancorp’s Pension Plan Investment Committee, in establishing these objectives, acknowledges that any investment other than cash entails a risk of loss of principal value, but expects the evaluation of the risk to the potential return to be a significant factor in the selection of the investment assets. The Bancorp’s asset allocation targets are 30% fixed income and 70% equity, with no more than 15% of the total equity investment concentrated in international investments.

The fair values of the Bancorp’s pension plan assets at December 31, 2011 and 2010 by asset category are as follows:

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
December 31, 2011:
Asset category:
Cash and cash equivalents	$465,328	465,328	—	—
Equity securities:
US Companies	3,719,471	3,719,471	—	—
International companies	170,823	170,823	—	—
Fixed income securities:
US Government securities	77,560	—	77,560	—
Corporate bonds	50,670	—	50,670	—
Mutual funds	5,381,602	5,381,602	—	—

Total pension plan assets	$9,865,454	9,737,224	128,230	—

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
December 31, 2010:
Asset category:
Cash and cash equivalents	$161,320	161,320	—	—
Equity securities:
US Companies	3,709,080	3,550,897	158,183	—
International companies	110,115	110,115	—	—
Fixed income securities:
US Government securities	61,534	—	61,534	—
Corporate bonds	95,087	—	95,087	—
Mutual funds	5,200,324	5,200,324	—	—

Total pension plan assets	$9,337,460	9,022,656	314,804	—

On the basis of the actuarial valuation, it has been determined that a contribution in the amount of $809,807 is required for the plan year ending December 31, 2011.

The following benefit payments which reflect expected future service, as appropriate, are expected to be paid:

September 30,
2012	$554,005
2013	661,209
2014	695,340
2015	710,544
2016	884,340
2017-2021	5,268,761

The Bancorp also has a 401(k) retirement plan which covers all employees who have completed one year of service of 1,000 hours or more and have attained the age of 21. The employees may voluntarily contribute up to 20% of their wages to the plan on a tax-deferred basis subject to IRS limitations. The Bancorp contributes a matching fifty percent (50%) of the first six percent (6%) of employee contributions. The Bancorp’s contributions to the plan were $119,389, $126,699 and $122,635 for the years ended December 31, 2011, 2010 and 2009, respectively.

Regulatory Capital	12 Months Ended
Dec. 31, 2011
Deposits/Regulatory Capital [Abstract]
REGULATORY CAPITAL

NOTE 9. REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by its primary federal regulator, the Federal Deposit Insurance Corporation (“FDIC”). Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that if undertaken, could have a direct material effect on the Bank and the financial statements.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of: total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined). Management believes, as of December 31, 2011, the Bank meets all the capital adequacy requirements to which it is subject.

As of December 31, 2011, the Bank was well capitalized under the regulatory framework for prompt corrective action according to the most recent notification from the FDIC. To remain categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as disclosed in the table below. There are no conditions or events since the most recent notification that management believes have changed the Bank’s prompt corrective action category.

The Bank’s actual and required capital amounts and ratios as of December 31, 2011 and 2010 are as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
					To be Well
			For Capital		Capitalized Under the Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011:
Total Capital (to Risk-weighted Assets)	$59,243	17.67%	26,828	8.00%	33,536	10.00%
Tier I Capital (to Risk-weighted Assets)	55,420	16.53%	13,414	4.00%	20,121	6.00%
Tier I Leverage Capital	55,420	10.23%	16,258	3.00%	27,096	5.00%

December 31, 2010:
Total Capital (to Risk-weighted Assets)	58,744	19.85%	23,669	8.00%	29,587	10.00%
Tier I Capital (to Risk-weighted Assets)	55,359	18.71%	11,835	4.00%	17,752	6.00%
Tier I Leverage Capital	55,359	11.06%	15,022	3.00%	25,036	5.00%

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
RELATED PARTIES

NOTE 10. RELATED PARTIES

The Bancorp has entered into transactions with its officers, directors, significant stockholders and their affiliates. Such transactions were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features. A summary of the 2011, 2010 and 2009 activity with respect to loans to and deposits from related parties follow (in thousands):

	September 30,	September 30,	September 30,
	2011	2010	2009
Loans:
Balance, January 1	$2,691	2,945	2,041
New loans	406	704	2,713
Payments	(468)	(958)	(1,809)
Change in officers and directors	(231)	—	—

Balance, December 31	$2,398	2,691	2,945

Deposits:
Balance, January 1	$5,118	5,012	3,326
Net change	(452)	106	1,686

Balance, December 31	$4,666	5,118	5,012

During the ordinary course of business, the Bancorp may purchase goods and services from companies that have a relationship with individuals who are considered related parties to the Bancorp. Significant transactions of this type include the purchase of legal services, consulting services and outsourced internal auditing services.

During the years ended December 31, 2011, 2010 and 2009, the Bancorp paid $241,073, $238,919 and $244,215 in fees to a law firm of which one of the partners is a member of the Bancorp’s Board of Directors.

The Bancorp’s Chairman serves as the Bancorp’s nominee to Mississippi National Banker’s Bank headquartered in Jackson, Mississippi and serves on the Board of Mississippi National Banker’s Bank. The Mississippi National Banker’s Bank acts like a cooperative, providing banking services and products to community banks throughout the State of Mississippi. The Chairman has ownership of ten (10) shares of Mississippi National Banker’s Bank stock, which is required to serve on the Board of Directors. The shares are subject to an irrevocable option to purchase granted to the Bancorp, and upon his leaving the Board of Directors of the Mississippi National Banker’s Bank, the ten (10) shares would immediately be transferred to the Bancorp. The Bancorp, a founding member of Mississippi National Banker’s Bank, owns 2,505 shares of Mississippi National Banker’s Bank stock. During the years ended December 31, 2011, 2010 and 2009, the Bancorp paid $29,253, $30,670 and $30,969, respectively, in fees to Mississippi National Banker’s Bank for correspondent services.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
FAIR VALUE

NOTE 11. FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized below (dollars in thousands).

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
Assets at December 31, 2011:
Securities available-for-sale:
U.S. Government Agency funds	$108,449	—	108,449	—
Mortgage-backed securities	2,548	—	2,548	—
State, county and municiple securities	587	—	587	—
Equity securities	171	171	—	—

Assets at December 31, 2010:
Securities available-for-sale:
US Government Agency funds	$116,217	—	116,217	—
Equity securities	117	117	—	—

The fair values of debt securities available-for-sale are generally determined by matrix pricing, which is widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

The fair values of equity securities available-for-sale are determined by quoted market prices.

The following represents assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2011 and 2010.

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
Assets at December 31, 2011:
Impaired loans	$12,441,484	—	—	12,441,484

Assets at December 31, 2010:
Impaired loans	$4,110,547	—	—	4,110,547

Impaired loans are loans for which it is probable the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Specific allowances for impaired loans are based on the fair value of the collateral.

Nonfinancial assets and liabilities measured at fair value on a recurring basis are summarized below:

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
Assets at December 31, 2011:
Other real estate owned	$5,615,468	—	—	5,615,468

Assets at December 31, 2010:
Other real estate owned	$2,275,723	—	—	2,275,723

The fair value of other real estate owned is based primarily on independent appraisals, less costs to sell. The appraisals are generally discounted based on management’s historical knowledge, changes in market conditions from the time of valuation and/or management’s expertise and knowledge of the client and client’s business.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Federal Funds Sold:

For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment Securities:

Fair values for investment securities are based on quoted market price, where available. If quoted market prices are not available, fair values are based on quoted market prices for similar securities.

Loans:

Fair value for loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposits:

The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Federal Funds Purchased and Securities Sold Under Agreements to Repurchase:

The carrying amount is a reasonable estimate of fair value.

The estimated fair values of the Bancorp’s financial instruments are as follows at December 31, 2011 and 2010 (in thousands):

	September 30,	September 30,	September 30,	September 30,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Value	Value
Financial assets:
Cash and federal funds sold	$72,894	72,894	23,157	23,157
Securities:
Available-for-sale	111,755	111,755	116,334	116,334
Held-to-maturity	93,132	95,564	112,982	114,389
Non-marketable	900	900	900	900
Loans, net of allowance	234,262	237,484	216,470	216,162

Financial liabilities:
Deposits	476,068	477,707	428,201	428,195
Federal funds purchased and securities sold under agreements to repurchase	12,275	12,275	13,730	13,730

Concentrations of Credit	12 Months Ended
Dec. 31, 2011
Concentrations of Credit/Financial Instruments With Off-Balance Sheet Risk [Abstract]
CONCENTRATIONS OF CREDIT

NOTE 12. CONCENTRATIONS OF CREDIT

All of the Bancorp’s loans, commitments, commercial and standby letters of credit have been granted to customers in the Bancorp’s market area. The concentrations of credit by type of loan are set forth in Note 3. Commercial and standby letters of credit were granted primarily to commercial borrowers. Regulations limit the amount of credit the Bancorp can extend to any single borrower or group of related borrowers.

Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Concentrations of Credit/Financial Instruments With Off-Balance Sheet Risk [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 13. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bancorp is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit, which are not reflected in the accompanying financial statements until they are funded or related fees are incurred or received.

The Bancorp’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Bancorp uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments and may require collateral or other credit support for financial instruments with credit risk. These obligations are summarized below as of December 31, 2011 and 2010 (in thousands):

	September 30,	September 30,
	2011	2010

Commitments to extend credit	$33,256	30,164

Standby letters of credit	733	858

Commitments to extend credit are agreements to lend to a customer as long as conditions established in the agreement have been satisfied. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since commitments often expire without being fully drawn, the total commitment amounts do not necessarily represent future cash requirements. The Bancorp continually evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if it is deemed necessary by the Bancorp upon extension of credit, is based on management’s credit evaluation of the counterparty. Standby letters of credit are conditional commitments issued by the Bancorp to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending a loan.

The Bancorp had due from bank balances in excess of the $250,000 federal insurance limit with the following banks as of December 31, 2011 (in thousands):

September 30,
Mississippi National Banker’s Bank	$73

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

The Bancorp is a defendant in legal actions arising from its normal business activities. Management, on advice from counsel, believes that those actions are without merit or that the ultimate liability resulting from them, if any, will not materially affect the Bancorp’s financial position.

The Bancorp acquires space for several of its ATMs under operating leases that are currently under month-to-month terms. In the past, the Bancorp has also leased buildings and land under operating leases. Lease expense under operating leases was approximately $21,200, $24,000 and $24,000 during the years ended December 31, 2011, 2010 and 2009, respectively.

Because the Bancorp’s operating leases are presently under month-to-month terms, there are no future minimum payments required under non-cancelable leases, as of December 31, 2011.

Reclassification	12 Months Ended
Dec. 31, 2011
Reclassification [Abstract]
RECLASSIFICATION	NOTE 15. RECLASSIFICATION Certain reclassifications were made to prior year financial statements in order to conform to the 2011 financial statements presentation.

Acquisition of Assets	12 Months Ended
Dec. 31, 2011
Acquisition of Assets [Abstract]
ACQUISITION OF ASSETS

NOTE 16. ACQUISITION OF ASSETS

In 2011, the Bancorp bought certain assets and assumed certain liabilities of the branch offices of Heritage First Bank located in Crossville and Gulf Shores, Alabama. The following is a schedule of consideration, based on fair values at the acquisition date:

September 30,
Assets Acquired
Cash	$11,839,459
Investments	3,319,870
Loans	30,466,253
Property and equipment	2,746,099
Other Real Estate Owned	1,811,786
Accrued Income	118,767

50,302,234

Cost of Assets
Deposits assumed	52,072,698
Accrued interest payable	23,962
Cash payment	300,000

52,396,660

Amount paid over value of assets (Goodwill)	$2,094,426

Conversion costs, including professional fees, relating to the acquisition amounted to approximately $648,000 and were expensed in the current period.

Prior Period Adjustment	12 Months Ended
Dec. 31, 2011
Prior Period Adjustment [Abstract]
PRIOR PERIOD ADJUSTMENT

NOTE 17. PRIOR PERIOD ADJUSTMENT

The Bancorp recorded certain corrections of in prior years, as follows:

September 30,
Retained earnings at December 31, 2009, as originally presented	$35,560,524

To correct valuation of other real estate owned	109,225

To correct valuation of bank property	224,477

Total prior period adjustment	333,702

Retained earnings at December 31, 2009, as restated	$35,894,226

Advertising Expense	12 Months Ended
Dec. 31, 2011
Advertising Expense [Abstract]
ADVERTISING EXPENSE	NOTE 18. ADVERTISING EXPENSE The Bancorp expenses advertising costs as they are incurred. Advertising expenses amounted to $401,108, $333,873 and $288,411 in 2011, 2010, and 2009, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

The Bancorp has evaluated subsequent events through February 6, 2012, the date of issuance of the financial statements. No material subsequent events have occurred since December 31, 2011 that required recognition or disclosure in the financial statements.